Accounts Receivable, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 15, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Line Items]
Recorded credit loss allowance			$ 459	$ 27
Accounts receivable		$ 133	$ 473	$ 480
Net accounts receivable	63.40%
Doubtful accounts credit period		180 days
Minimum [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable of offline sales		80.00%
Maximum [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable of offline sales		90.00%
Accounts Receivable [Member]
Accounts Receivable, Net [Line Items]
Recorded credit loss allowance		$ 120